DISCONTINUED OPERATIONS - Summary of Income statement information (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Other income (expense):
Income (loss) before tax from discontinued operations	$ 44,127	$ (35,443)	$ (154,644)
Provision for (benefit from) income taxes	13,264	256	(42,880)
Defense Electronics Segment | Discontinued Operations, Held-for-sale
Disposal Group, Including Discontinued Operations [Line Items]
Revenue	724,542	767,535	813,955
Gross profit	514,637	620,000	745,851
Gross profit	209,905	147,535	68,104
Selling, general and administrative expenses	177,493	185,476	195,937
Goodwill and intangible asset impairments	0	0	29,200
Total operating expenses	177,493	185,476	225,137
Income (loss) from operations	32,412	(37,941)	(157,033)
Other income (expense):
Interest (expense) income, net	1,231	1,781	(511)
Gain on sale of real estate	8,279	(61)	1,802
Other, net	2,205	778	1,098
Total other income (expense)	11,715	2,498	2,389
Income (loss) before tax from discontinued operations	44,127	(35,443)	(154,644)
Provision for (benefit from) income taxes	13,264	256	(42,880)
Income (loss) from discontinued operations	$ 30,863	$ (35,699)	$ (111,764)